Segment Reporting	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

14. SEGMENT REPORTING

The following provides the results of operations and the financial position of the Company’s operating segments as of December 31, 2025 and June 30, 2025 and during the six-months ended December 31, 2025 and 2024.

Results of Operations

For the six-months ended December 31, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Revenue	$1,532,977	$5,126,270	$407,408	$152,876	$4,960,005	$12,179,536
Cost of revenue	$(1,045,281)	$(4,270,054)	$(400,144)	$(66,626)	$(4,874,119)	$(10,656,224)
Operating expenses	$(1,404,160)	$(4,695,505)	$(373,173)	$(140,005)	$(4,543,212)	$(11,156,055)
Other (expenses) income, net	$(5,284)	$(17,670)	$158,521	$5,407	$(7,782)	$133,192
Loss before income tax	$(921,748)	$(3,856,959)	$(207,388)	$(48,348)	$(4,465,108)	$(9,333,551)
Income tax (benefit) expense	$-	$-	$(224)	$21	$-	$(203)
Net loss	$(921,748)	$(3,856,959)	$(207,164)	$(46,369)	$(4,465,108)	$(9,499,348)

Results of Operations

For the six-months ended December 31, 2024

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total

Revenue	$1,601,447	$6,073,510	$500,795	$301,413	$8,477,165
Cost of revenue	$(895,446)	$(5,486,729)	$(434,282)	$(272,931)	$(7,089,388)
Operating expenses	$(1,220,408)	$(392,266)	$(214,930)	$(347,290)	$(2,174,894)
Other income	$153,737	$47	$140,984	$8,262	$303,030
(Loss) Income before income tax	$(360,670)	$194,562	$(7,433)	$(310,546)	$(484,087)
Income tax (benefit) expense	$(699)	$-	$1,423	$(798)	$(74)
Net (loss) income	$(359,971)	$194,562	$(8,856)	$(309,748)	$(484,013)

Financial position

As of December 31, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Current assets	$1,960,243	$4,718,430	$438,378	$140,101	$4,550,451	$11,807,613
Non-current assets	$140,050	$257,352	$2,873,805	$7,673	$249,005	$3,527,885
Total assets	$2,100,293	$4,975,782	$3,312,183	$147,774	$4,799,456	$15,335,488
Current liabilities	$3,849,268	$5,194,581	$1,764,222	$233,283	$5,087,701	$16,129,055
Non-current liabilities	$71,320	$-	$1,911,404	$-	$-	$1,982,724
Total liabilities	$3,920,588	$5,194,581	$3,675,626	$233,283	$5,087,701	$18,111,779
Net liabilities	$(1,820,295)	$(218,799)	$(363,443)	$(85,509)	$(288,245)	$(2,776,291)

Financial position

As of June 30, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Current assets	$1,517,382	$3,979,883	$429,545	$181,457	$3,272,861	$9,381,128
Non-current assets	$95,805	$30,754	$2,550,745	$1,168	$26,623	$2,705,095
Total assets	$1,613,187	$4,010,637	$2,980,290	$182,625	$3,299,484	$12,086,223
Current liabilities	$3,308,178	$2,917,182	$1,383,933	$211,366	$2,479,698	$10,300,357
Non-current liabilities	$135,209	$-	$1,754,513	$-	$-	$1,889,722
Total liabilities	$3,443,387	$2,917,182	$3,138,446	$211,366	$2,479,698	$12,190,079
Net liabilities	$(1,830,200)	$1,093,455	$(158,156)	$(28,741)	$819,786	$(103,856)